Note 2 - Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes.